Personnel Expense	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Defined Benefit Plans [Abstract]
Personnel Expense

Note 8 — Personnel Expense

The Group recognized the following personnel expenses within research and development expense and selling, general and administrative expenses for the years ended December 31:

	2022	2021	2020

Wages, salaries and contracted personnel costs	(7,015)	(3,668)	(1,259)
Other employee benefits	(832)	(264)	-
Share based compensation expense	(3,922)	(1,049)	-
Total personnel expenses	(11,769)	(4,981)	(1,259)

Other employee benefit expenses include employee retirement fund contributions. The Company's wholly owned U.S. subsidiary, NewAmsterdam Pharma Corporation, sponsors a defined contribution retirement plan for employees in the United States. During 2022, 2021 and 2020, total Group contributions to the defined contribution plan amounted to €66 thousand, €35 thousand and nil respectively, included as other employee benefit expenses.

For the years ended December 31, 2022, 2021 and 2020, other employee benefits also include employee health insurance and workers compensation insurance costs amounting to €170 thousand, €75 thousand and nil, employment taxes amounting to €191 thousand, €88 thousand and nil and other miscellaneous expenses amounting to nil, €66 thousand and nil, respectively.